Statement of Changes in Stockholders' Deficit - 1 months ended Nov. 30, 2021 - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Oct. 20, 2021
Balance, shares at Oct. 20, 2021
Issuance of Class B ordinary shares to Sponsor for subscription receivable	[1]	$ 288	24,712	(25,000)
Issuance of Class B ordinary shares to Sponsor for subscription receivable, shares	[1]	2,875,000
Net Loss					(4,860)	(4,860)
Balance at Nov. 30, 2021		$ 288	$ 24,712	$ (25,000)	$ (4,860)	$ (4,860)
Balance, shares at Nov. 30, 2021		2,875,000

[1]	Includes up to 375,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.